EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFITS

22. EMPLOYEE BENEFITS

The full-time employees of the Company’s subsidiaries and VIE subsidiaries that are incorporated in the PRC are entitled to staff welfare benefits, including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. These companies are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The total amounts charged to the consolidated statements of operations and comprehensive income(loss) for such employee benefits amounted to RMB24.8 million, RMB24.3 million and RMB33.7 million (US$5.4 million) for the years ended December 31, 2010, 2011 and 2012, respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.